Summary of Significant Accounting Policies (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2010 Xclair Cream	Dec. 31, 2011 Numoisyn Liquid	Dec. 31, 2011 Numoisyn Lozenges
Product sales
Percentage of current wholesale acquisition price to be deducted from gross invoice sales price to record deferred revenue	5.00%
Product returns		$ 0.2
Revenue Recognition
Initial shelf life			2 years
Product shelf lives			3 years	3 years	5 years